Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125% Medium-Term Notes due 2034
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 296,931,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 43,827.02
Offering Note	The maximum aggregate offering price is based on a public offering price of 98.977% of the registrant's $300,000,000 aggregate principal amount of 5.125% Medium-Term Notes due 2034. The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (Nos. 333-269757 and 333-269757-01), in accordance with Rules 456(b) and 457(r) under the Securities Act.